Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment

As at	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$9,806	$(614)	$9,192	$8,432	$(437)	$7,995
Midstream	3,810	(884)	2,926	3,898	(793)	3,105
Corporate/Other	879	(665)	214	840	(617)	223
Reclassified to assets held for sale (note 5)	(1,124)	478	(646)	—	—	—
	$13,371	$(1,685)	$11,686	$13,170	$(1,847)	$11,323

Interest capitalized on long-term capital construction projects for the year ended December 31, 2022 was less than $1 million (2021 - $1 million).

As at December 31, 2022, the Corporation had approximately $571 million (December 31, 2021 - $570 million) of capital projects under construction that were not yet subject to amortization.
Depreciation expense related to property, plant and equipment (including assets under capital leases) for the year ended December 31, 2022 was $375 million (2021 - $365 million).